---------------------------------------------------

DIRECTORS                                   OFFICERS
Barton M. Biggs                             James W. Grisham
CHAIRMAN OF THE BOARD                       VICE PRESIDENT
  Chairman and Director, Morgan Stanley     Michael F. Klein
  Asset Management Inc. and Morgan Stanley  VICE PRESIDENT
  Asset Management Limited; Managing        Harold J. Schaaff,
  Director, Morgan Stanley & Co.            Jr.
  Incorporated; Director, Morgan Stanley    VICE PRESIDENT
  Group Inc.                                Joseph P. Stadler
Frederick B. Whittemore                     VICE PRESIDENT
VICE-CHAIRMAN OF THE BOARD                  Valerie Y. Lewis
  Advisory Director, Morgan Stanley & Co.   SECRETARY
  Incorporated                              Karl O. Hartmann
Warren J. Olsen                             ASSISTANT SECRETARY
DIRECTOR AND PRESIDENT                      James R. Rooney
  Principal, Morgan Stanley Asset           TREASURER
  Management Inc. and Morgan Stanley & Co.  Joanna M. Haigney
  Incorporated                              ASSISTANT TREASURER
John D. Barrett II
Chairman and Director,
Barrett Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For  current performance, current  net asset value, or  for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                        SMALL CAP VALUE EQUITY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

LETTER TO SHAREHOLDERS
-------

The Small Cap Value Equity Portfolio invests in small companies that our research indicates are undervalued, of high quality, and will reward the shareholder through high current dividend income. The Portfolio's disciplined value approach seeks to outperform the Russell 2500 Small Company Index in the longer term. We believe our emphasis on high quality companies will help the Portfolio perform particularly well in difficult markets.

The Small Cap Value Equity Portfolio selects companies that can be purchased at bargain prices. Bargains mostly arise as a result of public overreactions to temporary problems associated with an otherwise healthy company, or because a company is neglected and currently out-of-the limelight of investors' interest. Often, these companies operate as major players in very focused markets and are not widely followed by the investment community.

PERFORMANCE COMPARED TO THE RUSSELL 2500 INDEX AND S&P 500 INDEX(1)
------------------------------------------------

                                      TOTAL RETURNS(2)
                            ------------------------------------
                                                      AVERAGE
                                                       ANNUAL
                                           ONE         SINCE
                               YTD         YEAR      INCEPTION
                            ----------  ----------  ------------
PORTFOLIO--CLASS A........      10.29%      11.68%       12.07%
PORTFOLIO--CLASS B(3).....       9.79         N/A          N/A
RUSSELL 2500..............      12.77       15.84        16.24
S&P 500...................      13.49       20.31        15.83

1. The Russell 2500 Index and the S&P 500 Index are unmanaged indices of common stock.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

For the nine month period ended September 30, 1996, the Portfolio had a total return of 10.29% for the Class A shares and 9.79% for the Class B shares, as compared to a total return of 12.77% and 13.49% for the Russell 2500 Index and S&P 500 Index, respectively. The average annual total return for the twelve months ended September 30, 1996 and for the period from inception on December 17, 1992 through September 30, 1996 was 11.68% and 12.07%, respectively for the Class A shares, as compared to 15.84% and 16.24%, respectively, for the Russell 2500 Index and 20.31% and 15.83%, respectively, for the S&P 500 Index.

PERFORMANCE REVIEW

    In contrast to the second quarter, in which small cap stocks led the market higher, during the third quarter, large, blue-chip stocks drove the market. Large cap stocks significantly outperformed small cap stocks in the third quarter. Investors sought safety, taking a cautious approach in a primarily volatile market and uncertain economic environment. Performance measures for the third quarter reflect this behavior. In September, both the Dow Jones Industrial Average and the S&P 500 broke through prior peaks set in early May, after reaching lows in late July. For the quarter ended September 30, 1996, the S&P 500 returned 2.87% and the Dow Jones Industrial Average returned 4.44%. The Russell 1000 Index returned 3.25% while the Russell 2000 returned 0.25%. While smaller cap names, as measured by the Nasdaq Composite, also rebounded in the third quarter from lows reached in late July, they failed to reach prior highs set in early June. Small cap value stocks outperformed small cap growth stocks, as growth stocks and the technology sector were especially hit hard in July. The Russell 2000 Value Index returned 1.41% for the third quarter while the Russell 2000 Growth Index returned -0.96%. As the quarter ended, though, small cap names had started to improve relative to large cap names.

In the Portfolio, the best performing sectors in the third quarter included financial services, energy and health care, while the underperforming sectors included transportation, consumer services and capital goods. Additions to the Portfolio for the quarter included the purchase of Interface Inc. made in July, and various opportunistic purchases made to increase existing holdings to full positions. Sales activity consisted of normal activity needed to meet redemptions. The Portfolio is overweight in technology and consumer staples and underweight in building/forest products and retail, as compared to the Russell 2000 Value Index.

As we have stated in the past, the Portfolio is designed to outperform small cap indices in the long term, as well as do so with lower return volatility. In times of sharp--almost speculative--market advances such as we have witnessed the first five months of 1996, the Portfolio is expected to provide strong absolute returns but may not participate fully in speculative rallies. However, we expect the Portfolio's undervalued, under-researched and dividend paying companies to outperform small company indices in difficult market environments.

The Small Cap Value Equity Portfolio offers the consistent application of a disciplined value driven investment process to its participants. As such, we will pursue our search for smaller companies that our research shows are undervalued, are of high quality and pay above average dividend yield. We believe these companies will be well positioned to achieve superior total return for the longer term.

Gary D. Haubold
PORTFOLIO MANAGER

William B. Gerlach
PORTFOLIO MANAGER

October 1996

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1996

                                                      VALUE
    SHARES                                            (000)
----------                                          ---------
 COMMON STOCKS (96.6%)
   AEROSPACE (1.9%)
     7,900   AAR Corp.                              $     183
     5,500   Thiokol Corp.                                257
                                                    ---------
                                                          440
                                                    ---------
   BANKING (11.8%)
     7,800   Astoria Financial Corp.                      226
     6,475   First Security Corp. (Delaware)              178
     8,400   Greenpoint Financial Corp.                   320
     7,400   Onbancorp, Inc.                              256
    11,800   Peoples Heritage Financial Group,
              Inc.                                        276
     6,700   Standard Federal Bank                        307
     8,500   Susquehanna Bancshares, Inc.                 253
    15,100   Trustmark Corp.                              332
     8,500   Union Planters Corp.                         302
     6,400   Washington Mutual, Inc.                      238
                                                    ---------
                                                        2,688
                                                    ---------
   BUILDING (3.0%)
     5,600   Ameron International Corp. (Delaware)        216
    22,900   Gilbert Associates, Inc., Class A            278
    12,300   Ryland Group, Inc.                           182
                                                    ---------
                                                          676
                                                    ---------
   CAPITAL GOODS (4.8%)
    12,803   Binks Manufacturing Co.                      283
    17,300   Cascade Corp.                                208
    13,400   Starret (L.S.) Co., Class A                  320
     5,200   Tecumseh Products Co., Class A               282
                                                    ---------
                                                        1,093
                                                    ---------
   CHEMICALS (4.6%)
    26,192   Aceto Corp.                                  350
     8,200   Dexter Corp.                                 245
     4,300   Learonal, Inc.                                95
    10,400   Quaker Chemical Corp.                        155
     6,300   Witco Corp.                                  207
                                                    ---------
                                                        1,052
                                                    ---------
   COMMUNICATIONS (0.3%)
     3,500   Comsat Corp.                                  79
                                                    ---------
   CONSUMER-DURABLES (3.7%)
     9,700   Arvin Industries, Inc.                       239
    10,498   Knape & Vogt Manufacturing Co.               155
    13,400   Oneida Ltd.                                  201
     9,800   Smith (A.O.) Corp., Class B                  243
                                                    ---------
                                                          838
                                                    ---------

                                                      VALUE
    SHARES                                            (000)
----------                                          ---------
   CONSUMER-RETAIL (5.7%)
    12,700   CPI Corp.                              $     238
     8,800   Guilford Mills, Inc.                         198
     6,700   Interface, Inc.                              116
    21,400   Lillian Vernon Corp.                         268
     5,200   Springs Industries, Inc., Class A            230
     8,400   Stanhome Inc.                                243
                                                    ---------
                                                        1,293
                                                    ---------
   CONSUMER-STAPLES (3.9%)
     5,746   Block Drug Co., Inc., Class A                258
    10,600   Coors (Adolph), Inc., Class B                233
     6,600   International Multifoods Corp.               107
    17,600   Nash Finch Co.                               281
                                                    ---------
                                                          879
                                                    ---------
   ENERGY (2.8%)
     7,700   Ashland Coal, Inc.                           192
     6,300   Diamond Shamrock, Inc.                       196
     8,200   Ultramar Corp.                               248
                                                    ---------
                                                          636
                                                    ---------
   FINANCIAL-DIVERSIFIED (5.2%)
     5,200   Finova Group, Inc.                           312
     5,200   GATX Corp.                                   243
    11,500   Manufactured Home Communities, Inc.
              REIT                                        221
    14,900   South West Property Trust REIT               207
     8,800   Wellsford Residential Property Trust
              REIT                                        194
                                                    ---------
                                                        1,177
                                                    ---------
   HEALTH CARE (7.7%)
    18,700   Analogic Corp.                               533
     6,100   Beckman Instruments, Inc.                    237
     8,200   Bergen Brunswig Corp., Class A               260
    14,900   Bindley Western Industries, Inc.             261
    15,100   Kinetic Concepts, Inc.                       218
     8,000   United Wisconsin Services, Inc.              234
                                                    ---------
                                                        1,743
                                                    ---------
   INDUSTRIAL (4.0%)
    11,200   American Filtrona Corp.                      353
     4,200   Barnes Group, Inc.                           209
    12,200   GenCorp, Inc.                                172
    16,000   Kaman Corp., Class A                         170
                                                    ---------
                                                          904
                                                    ---------

                                                      VALUE
    SHARES                                            (000)
----------                                          ---------
   INSURANCE (6.8%)
    11,000   Argonaut Group, Inc.                   $     325
    10,800   Enhance Financial Services Group,
              Inc.                                        356
     5,600   Provident Companies, Inc.                    210
    12,400   Selective Insurance Group, Inc.              415
     8,350   USLife Corp.                                 251
                                                    ---------
                                                        1,557
                                                    ---------
   METALS (2.0%)
    13,800   Birmingham Steel Corp.                       219
     5,800   Cleveland-Cliffs, Inc.                       232
                                                    ---------
                                                          451
                                                    ---------
   PAPER & PACKAGING (1.7%)
     6,700   Ball Corp.                                   164
     5,800   Potlatch Corp.                               225
                                                    ---------
                                                          389
                                                    ---------
   SERVICES (9.1%)
    11,600   Angelica Corp.                               251
    12,200   Bowne & Co.                                  279
    10,900   Cross (A.T.) Co., Class A                    124
    16,600   Jackpot Enterprises, Inc.                    168
    10,900   New England Business Services, Inc.          198
    10,200   Ogden Corp.                                  205
    25,500   Piccadilly Cafeterias, Inc.                  239
    12,400   Russ Berrie & Co., Inc.                      200
     8,600   Sbarro, Inc.                                 222
     7,700   True North Communications, Inc.              178
                                                    ---------
                                                        2,064
                                                    ---------
   TECHNOLOGY (8.8%)
    12,800   Augat, Inc.                                  272
    14,900   Core Industries, Inc.                        203
    11,900   Cubic Corp.                                  232
    12,100   Dallas Semiconductor Corp.                   221
    16,900   Gerber Scientific, Inc.                      241
         1   International Business Machines Corp.         --
    17,500   MTS Systems Corp.                            346
     9,500   National Computer Systems, Inc.              195
     6,600   Park Electrochemical Corp.                   134
    12,200   Scitex Ltd.                                  151
                                                    ---------
                                                        1,995
                                                    ---------
   TRANSPORTATION (1.9%)
     8,800   Airborne Freight Corp.                       188
     1,600   Overseas Shipholding Group, Inc.              26
    15,600   SkyWest, Inc.                                224
                                                    ---------
                                                          438
                                                    ---------
                                                      VALUE
    SHARES                                            (000)
----------                                          ---------

   UTILITIES (6.9%)
     8,200   Central Hudson Gas & Electric          $     244
     8,100   Commonwealth Energy Systems Cos.             188
     5,200   Eastern Enterprises                          196
     7,800   Oneok, Inc.                                  215
     5,800   Orange & Rockland Utilities, Inc.            203
     7,300   SJW Corp.                                    285
    13,300   Washington Water Power Co.                   251
                                                    ---------
                                                        1,582
                                                    ---------
TOTAL COMMON STOCKS (Cost $19,028)                     21,974
                                                    ---------
   FACE
  AMOUNT
  (000)
----------
 SHORT-TERM INVESTMENT (3.6%)
   REPURCHASE AGREEMENT (3.6%)
 $     826   Chase Securities, Inc. 5.40%, dated
              9/30/96, due 10/01/96, to be
              repurchased at $826, collateralized
              by $610 U.S. Treasury Bonds,
              10.625%, due 8/15/15, valued at $839
              (Cost $826)                                 826
                                                    ---------
TOTAL INVESTMENTS (100.2%) (Cost $19,854)              22,800
                                                    ---------
OTHER ASSETS AND LIABILITIES (-0.2%)
 Other Assets                                             895
 Liabilities                                             (934)
                                                    ---------
                                                          (39)
                                                    ---------
NET ASSETS (100%)                                   $  22,761
                                                    ---------
                                                    ---------
 CLASS A:
   NET ASSETS                                         $21,184
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 1,648,333 outstanding $0.001
par
     value shares (authorized 500,000,000 shares)
                                                       $12.85
                                                    ---------
                                                    ---------
 CLASS B:
   NET ASSETS                                          $1,577
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE
     Applicable to 122,848 outstanding $0.001 par
     value shares (authorized 500,000,000 shares)      $12.84
                                                    ---------
                                                    ---------

----------------------------------
REIT -- Real Estate Investment Trust